CAPITAL RESERVE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Capital Reserve

	Year ended December 31,
	2025	2024	2023
As of January 1	78,037	74,166	63,723
Share options and warrants exercised (Notes 11, 13, 14)	368	2,971	201
Issue of ordinary shares in relation to employee stock purchase plan (Note 11)	455	257	—
Issue of ordinary shares as a payment of consideration for BonusFinder acquisition (Note 2)	—	—	9,912
Issue of ordinary shares as a payment of consideration for OddsJam acquisition (Note 5)	9,971	—	—
Issue of restricted share awards (Notes 11, 14)	498	439	304
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	1,421	—	—
Share options expired (Notes 13, 14)	13	204	26
As of December 31	90,763	78,037	74,166